Schedule of Investments (unaudited)	iShares® Global Comm Services ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.0%
SEEK Ltd.	29,918	$433,988
Telstra Corp. Ltd.	983,103	2,614,833
		3,048,821
Canada — 3.0%
BCE Inc.	77,117	3,790,547
Rogers Communications Inc., Class B, NVS	29,689	1,422,636
Shaw Communications Inc., Class B, NVS	37,966	1,118,747
TELUS Corp.	116,584	2,596,693
		8,928,623
China — 9.9%
Baidu Inc.(a)	192,250	3,641,829
NetEase Inc.	170,000	3,202,714
Tencent Holdings Ltd.	492,300	22,284,023
		29,128,566
Finland — 0.2%
Elisa OYJ.	12,736	717,002
France — 1.3%
Orange SA	160,057	1,886,043
Publicis Groupe SA	19,973	982,282
Ubisoft Entertainment SA(a)(b)	8,011	353,312
Vivendi SE	68,572	699,770
		3,921,407
Germany — 2.0%
Deutsche Telekom AG, Registered	288,111	5,730,310
Italy — 0.1%
Telecom Italia SpA/Milano(a)	837,246	219,532
Japan — 7.8%
Dentsu Group Inc.	21,000	633,104
KDDI Corp.	140,700	4,436,885
Nexon Co. Ltd.	40,100	823,444
Nintendo Co. Ltd.	9,900	4,257,558
Nippon Telegraph & Telephone Corp.	187,400	5,384,591
SoftBank Corp.	235,500	2,614,646
SoftBank Group Corp.	106,700	4,135,530
Z Holdings Corp.	221,500	644,138
		22,929,896
Mexico — 0.8%
America Movil SAB de CV, Series L, NVS	1,893,474	1,934,951
Grupo Televisa SAB, CPO	212,337	348,554
		2,283,505
Netherlands — 1.1%
Koninklijke KPN NV	293,904	1,045,748
Universal Music Group NV	112,168	2,247,400
		3,293,148
Norway — 0.3%
Telenor ASA	54,554	729,017
South Korea — 1.3%
Kakao Corp.	26,524	1,437,206
NAVER Corp.	12,503	2,332,142
		3,769,348
Spain — 1.4%
Cellnex Telecom SA(c)	48,339	1,881,265
Telefonica SA	454,445	2,320,183
		4,201,448
Security	Shares	Value
Sweden — 0.6%
Embracer Group AB(a)	59,367	$456,003
Tele2 AB, Class B	46,571	531,043
Telia Co. AB	211,429	811,486
		1,798,532
Switzerland — 0.4%
Swisscom AG, Registered(a)	2,167	1,198,612
Taiwan — 0.5%
Chunghwa Telecom Co. Ltd.	322,120	1,322,764
United Kingdom — 3.1%
Auto Trader Group PLC(c)	82,110	556,094
BT Group PLC	743,384	1,689,532
Informa PLC(a)	127,397	823,062
ITV PLC	311,183	248,499
Pearson PLC	64,154	587,489
Rightmove PLC	74,170	513,986
Vodafone Group PLC	2,271,207	3,531,481
WPP PLC	102,878	1,039,196
		8,989,339
United States — 65.1%
Activision Blizzard Inc.	66,259	5,158,926
Alphabet Inc., Class A(a)	15,996	34,859,443
Alphabet Inc., Class C, NVS(a)	14,666	32,081,142
AT&T Inc.	607,477	12,732,718
Charter Communications Inc., Class A(a)	9,839	4,609,867
Comcast Corp., Class A	335,557	13,167,257
DISH Network Corp., Class A(a)	21,249	380,994
Electronic Arts Inc.	23,825	2,898,311
Fox Corp., Class A, NVS(a)	26,405	849,185
Fox Corp., Class B(a)	12,129	360,231
Interpublic Group of Companies Inc. (The)	33,345	917,988
Live Nation Entertainment Inc.(a)	11,580	956,276
Lumen Technologies Inc.	78,848	860,232
Match Group Inc.(a)	24,216	1,687,613
Meta Platforms Inc, Class A(a)	186,469	30,068,126
Netflix Inc.(a)	37,646	6,583,156
News Corp., Class A, NVS(a)	32,944	513,267
News Corp., Class B(a)	10,683	169,753
Omnicom Group Inc.	17,413	1,107,641
Paramount Global, Class B, NVS	51,560	1,272,501
Take-Two Interactive Software Inc.(a)	13,381	1,639,574
T-Mobile U.S. Inc.(a)	49,932	6,717,851
Twitter Inc.(a)	64,947	2,428,368
Verizon Communications Inc.	278,944	14,156,408
Walt Disney Co. (The)(a)	134,174	12,666,026
Warner Bros. Discovery Inc.(a)	187,140	2,511,419
		191,354,273
Total Common Stocks — 99.9%
(Cost: $340,797,366)		293,564,143

Preferred Stocks

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS(a)	519,659	130,019
Total Preferred Stocks — 0.0%
(Cost: $358,076)		130,019
Total Long-Term Investments — 99.9%
(Cost: $341,155,442)		293,694,162

Schedule of Investments (unaudited) (continued)	iShares® Global Comm Services ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	316,706	$316,674
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	180,000	180,000
Total Short-Term Securities — 0.2%
(Cost: $496,674)		496,674
Total Investments in Securities — 100.1%
(Cost: $341,652,116)		294,190,836
Liabilities in Excess of Other Assets — (0.1)%		(203,213)
Net Assets — 100.0%		$293,987,623

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$316,301	(a)	$—		$373	$—	$316,674	316,706	$237	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	—		(150,000	)(a)	—	—	180,000	180,000	261		—
						$373	$—	$496,674		$498		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	2	09/08/22	$28	$(1,127)
E-Mini S&P Communication Services Select Sector Index	3	09/16/22	213	(391)
				$(1,518)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Global Comm Services ETF
June 30, 2022

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$202,566,401	$90,997,742	$—	$293,564,143
Preferred Stocks	—	130,019	—	130,019
Money Market Funds	496,674	—	—	496,674
	$203,063,075	$91,127,761	$—	$294,190,836
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(391)	$(1,127)	$—	$(1,518)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

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